COMMITMENTS AND CONTINGENCIES (Details 3) In Millions, unless otherwise specified	12 Months Ended														1 Months Ended		12 Months Ended				12 Months Ended					12 Months Ended				1 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 RUB	Dec. 31, 2013 USD ($)	Dec. 31, 2013 RUB	Dec. 31, 2012 USD ($)	Dec. 31, 2012 RUB	Dec. 31, 2011 USD ($)	Dec. 31, 2011 RUB	Dec. 31, 2010 USD ($)	Dec. 31, 2010 RUB	Jun. 22, 2013 Settlement of Litigation USD ($)	Jun. 22, 2013 Settlement of Litigation RUB	Jan. 31, 2011 Settlement of Litigation USD ($)	Jan. 31, 2011 Settlement of Litigation RUB	Dec. 31, 2005 Tarino Limited USD ($)	Dec. 31, 2005 Tarino Limited RUB	Dec. 31, 2005 Tarino Limited USD ($)	Dec. 31, 2005 Tarino Limited RUB	Nov. 30, 2006 Tarino Limited USD ($)	Nov. 30, 2006 Tarino Limited RUB	Dec. 31, 2014 Bitel LLC USD ($)	Dec. 31, 2014 Bitel LLC RUB	Dec. 31, 2006 Bitel LLC USD ($)	Dec. 31, 2006 Bitel LLC RUB	Dec. 31, 2005 Bitel LLC	Dec. 31, 2014 Bitel LLC Operating income USD ($)	Dec. 31, 2014 Bitel LLC Operating income RUB	Dec. 31, 2014 Bitel LLC Non-operating income USD ($)	Dec. 31, 2014 Bitel LLC Non-operating income RUB	Jun. 30, 2013 Bitel LLC MTS OJSC USD ($)	Jun. 30, 2013 Bitel LLC MTS OJSC RUB
Business acquisitions
Percentage of stake acquired															51.00%	51.00%	51.00%	51.00%
Cash consideration paid for acquisition																	$ (150.0)	4,322.0
Remaining percentage of interest acquired in Tarino shares in Option Shares															49.00%	49.00%	49.00%	49.00%
Call and put option price															(170.0)	4,898.0
Percentage of investment in Bitel at cost as the Group did not regain operational control																									51.00%
Impairment liability																							170.0	4,526.0
Payment for Option Shares													170.0	5,115.0					170.0	4,476.0
Damages													5.9	178.0
Liability under the arbitration award											221.0	7,236.0
Additional liabilities under the arbitration award			7.2		7.2	224.0	3.2	94.0	40.8	1,239.0
Total notes		106,477		102,744
Settlement Payment																														150	4,909
Provision released	221	7,236
Provision released to exercise the put option for acquisition	170	5,566
Percentage of ownership to be acquired from provision released to exercise the put option																					49.00%	49.00%
Provision released in damages, interest and other costs in relation to the dispute	51	1,670
Gain recognized with respect to the Settlement Payment																					$ (150.0)	4,911.0				$ 32.4	1,060.0	$ 117.6	3,851.0
Potential adverse effects of economical instability and sanctions
Key rate (as a percent)	17.00%	17.00%